FINANCIAL INSTRUMENTS - Currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments
Interest expense for financial liabilities not at fair value through profit or loss	$ 427,000	$ 57,400
Camino Rojo Project Loan
Financial Instruments
Borrowings, adjustment to interest rate basis	8.80%
Currency risk
Financial Instruments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase	$ 828,220
Increase (decrease) in fair value measurement due to reasonably possible decrease	$ 692,460